CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Tax portion of unrealized holding gains (losses) on securities designated as available for sale	$ (16)	$ 24